Quarterly Results (Unaudited) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 02, 2016	Dec. 31, 2016	Jan. 02, 2016
Quarterly Financial Data [Abstract]
Valuation allowance released	$ 56,496	$ 109,690	$ 15,812